Touchstone Sands Capital US Select Growth ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Touchstone Sands Capital US Select Growth ETF | Touchstone Sands Capital US Select Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	13.32%